Note 18 - Commitments, Contingencies and Litigations (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-cancellable off-balance sheet purchase commitments		€ 150
Purchase commitment	€ 93
Total provisions	€ 256		€ 690	€ 1,012